Schedule of Stock Options Activities (Details) ¥ in Thousands, shares in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		573		7,949		7,949
Weighted Average exercise price, Outstanding, Beginning balance | $ / shares		$ 0.6675		$ 1.7905		$ 1.7905
Weighted average remaining contractual life, Outstanding, Ending balance			9 years 7 months 20 days		4 years 2 months 1 day		9 years 8 months 23 days	4 years 8 months 1 day
Aggregated intrinsic value, Outstanding, Beginning balance | ¥			¥ 23,775		¥ 65,572		¥ 65,572
Number of Options Outstanding, Total, Replacement	[1]		(22)		(6,381)
Weighted Average exercise price, Replacement | $ / shares		7.4245		0.9353
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualLifeReplacement]
Aggregated intrinsic value, Replacement | ¥
Number of Options Outstanding, Total, Granted	[1]		599
Weighted Average exercise price, Granted | $ / shares		0.1000
Weighted average remaining contractual life, Granted
Aggregated intrinsic value, Granted | ¥
Number of Options Outstanding, Total, Forfeited	[1]		(9)		(9)
Weighted Average exercise price, Forfeited | $ / shares		5.3707		8.1442
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualLifeForfeited]
Aggregated intrinsic value, Forfeited | ¥
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		1,141		1,559		573	7,949
Weighted Average exercise price, Outstanding, Ending balance | $ / shares		0.1963		5.2484		$ 0.6675
Aggregated intrinsic value, Outstanding, Ending balance | ¥			¥ 5,979		¥ 86		¥ 23,775	¥ 65,572
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		519		1,559
Weighted Average exercise price, Exercisable, Ending balance | $ / shares		$ 0.3076		$ 5.2484
Weighted average remaining contractual life, Exercisable, Ending balance			9 years 7 months 6 days		4 years 2 months 1 day
Aggregated intrinsic value, Exercisable, Ending balance | ¥			¥ 2,734		¥ 86
Employees [Member]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		573		7,618		7,618
Number of Options Outstanding, Total, Replacement	[1]		(22)		(6,381)
Number of Options Outstanding, Total, Granted	[1]		599
Number of Options Outstanding, Total, Forfeited	[1]		(9)		(9)
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		1,141		1,228		573	7,618
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		519		1,228
Consultant [Member]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]				331		331
Number of Options Outstanding, Total, Replacement	[1]
Number of Options Outstanding, Total, Granted	[1]
Number of Options Outstanding, Total, Forfeited	[1]
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]				331			331
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]				331

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).